SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable Net
Accounts receivable, (gross)	$ 7,620,758	$ 8,411,835
Less: Allowance for expected credit losses	(5,967,520)	(6,542,904)	$ (3,721,293)
Accounts receivable, net	$ 1,653,238	$ 1,868,931